Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.98%	13.87%	15.00%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.94%	11.88%	13.22%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.25%	10.53%	11.91%